REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2025
REVENUE RECOGNITION
REVENUE RECOGNITION

NOTE 14 – REVENUE RECOGNITION

All of the Company’s revenue from contracts with customers within the scope of ASC 606 is recognized within noninterest income. The following table presents the Company’s sources of noninterest income for the years ended December 31, 2025 and 2024 (dollars are in thousands). Items outside the scope of ASC 606 are noted as such.

	12/31/2025	12/31/2024
Service charges on deposit accounts	$650	$672
Trust and investment services income	1,546	1,477
Gains on Sale/Servicing of Loans(a)	322	33
Debit card interchange income	783	821
Earnings on BOLI(a)	159	151
Other income	844	850
Total noninterest income	$4,304	$4,004
(a)Not within scope of ASC 606.

A description of the Company’s revenue streams accounted for under ASC 606 is as follows:

Service charges on deposit accounts: The Company earns fees from its deposit customers for transaction- based, account maintenance, and overdraft services. Transaction-based fees, which included services such as ATM use fees, stop payment charges, statement rendering, and ACH fees, are recognized at the time the transaction is executed as that is the point in time the Company fulfills the customer’s request. Account maintenance fees, which relate primarily to monthly maintenance, are earned over the course of a month, representing the period over which the Company satisfies the performance obligation. Overdraft fees are recognized at the point in time that the overdraft occurs. Service charges on deposits are withdrawn from the customer’s account balance.

Trust and investment services income: The Company wealth management (and investment brokerage) fees from its contracts with trust and brokerage customers to manage assets for investment, and/or to transact on their accounts. These fees are primarily earned over time as the Company provides the contracted monthly or quarterly services and are generally assessed based on a tiered scale of the market value of assets under management at month-end. Fees that are transaction based, including trade execution services, are recognized at the point in time that the transaction is executed, i.e. the trade date. Other related services provided include financial planning services and personal trust service, and the fees the Company earns, which are based on a fixed fee schedule, are recognized when the services are rendered.

Debit card interchange income: The Company earns interchange fees from debit cardholder transactions conducted through the Mastercard and NYCE payment networks. Interchange fees from cardholder transactions represent a percentage of the underlying transaction value and are recognized daily, concurrently with the transaction processing services provided to the cardholder.

Other income: The Company earns other noninterest income through various sources, such as safe box rentals, wire transfer fees, security transfer fees and other miscellaneous revenue. Consistent with the ASC 606 framework, the Company recognizes revenue from these streams once the Company’s performance obligation has been met.